Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Total Revenue	$ 70,000
Operating expenses:
Research and development	61,143	756,910
General and administrative	573,726	4,853,664
Goodwill impairment (See note 2 and 3)	6,083,146	4,111,079
Total operating expenses	6,718,015	9,721,653
Loss from operations	(6,648,015)	(9,721,653)
Other income (expense):
Interest expense, net	(1,044,786)	(2,971,046)
Change in fair value on investment in GMP Bio	12,706
Reimbursement for expenses - related party	72,246	533,485
Change in fair value of derivative on debt	(225,074)	142,150
Loss on debt extinguishment	(373,142)	(257,810)
Gain on derecognition of non-financial asset		16,951,477
Total other income (expense)	(1,558,050)	14,398,256
Net income (loss) before non-controlling interests	(8,206,065)	4,676,603
Net loss attributable to non-controlling interests	(302,972)	(418,378)
Net income (loss) attributable to Oncotelic Therapeutics, Inc.	$ (7,903,093)	$ 5,094,981
Basic net loss per share attributable to common stock	$ (0.02)	$ 0.01
Basic weighted average common stock outstanding	396,165,575	384,075,369
Diluted net loss per share attributable to common stock	$ (0.02)	$ 0.01
Diluted weighted average common stock outstanding	396,165,575	457,299,890
Service [Member]
Total Revenue	$ 70,000